ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable And Accrued Expenses Tables
Accounts payable and accrued expenses
	December 31,	December 31,
	2014	2013
Accounts payable	$240,204	$948,421
Accrued officers’ salary	-	60,000
Accrued interest	270,918	204,898
Accrued payroll taxes	62,599	62,599
	$573,721	$1,275,918